Formation of Canopy Rivers - Additional Information (Details)			12 Months Ended
	Jan. 08, 2018 CAD ($) shares	May 12, 2017 CAD ($) shares	Mar. 31, 2018 CAD ($) shares $ / shares	Mar. 31, 2017 CAD ($)	Sep. 07, 2017 shares	Dec. 12, 2016 shares
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of shares provided in exchange for service | shares		668
Equity financing issue costs net of tax		$ 1,709,000
Net assets acquired recorded as equity attributable to the parent			$ 1,158,773,000	$ 639,758,000
common shares issued | shares					111,366	490,641
Transaction costs			10,008,000	$ 8,066,000
Increase (decrease) in equity	$ 1,047,000
Canopy Rivers Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Advanced convertible debenture for formation of subsidiary		$ 20,000,000
Proportion of ownership interest in subsidiary	31.50%	34.10%
Voting rights, percentage	89.10%	91.20%
Net assets acquired recorded as equity attributable to the parent		$ 1,065,000	$ (35,550,000)
Percentage of option granted to acquire subsidiary			8.70%
Description of vesting term of option granted			vest in 3 equal tranches over 3 years
Share-based compensation expense			$ 3,090,000
Description of options exercisable term			exercisable in increments, with one third being exercisable on each of the first, second and third anniversaries from the date of grant.
Description of expiry date of option			December 4, 2022 to March 26, 2023
Share-based compensation expense with non-employees			$ 489,000
Investments by Canopy Growth	$ 5,141,000
Class B Common Shares | Canopy Rivers Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Seed capital advanced		$ 953,000
Number of shares to be purchased with seed capital advanced | shares		19,066,667
Proceeds from issuing shares	$ 26,000,000	$ 36,899,000
Options granted, per share | $ / shares			$ 0.05
Exercise price, share options granted			$ 0.60
common shares issued | shares	23,636,365
Transaction costs	$ 738,000
Class B Common Shares | Employees And Other Individual | Canopy Rivers Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Seed capital advanced by employees		503,000
Class B Common Shares | Employees | Canopy Rivers Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of option granted | shares			3,475,000
Class B Common Shares | Consultants | Canopy Rivers Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of option granted | shares			2,440,000
Class A Common Shares | Canopy Rivers Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Debenture interest converted to shares		$ 57,000